Contents of Significant Accounts	12 Months Ended
Dec. 31, 2023
Contents Of Significant Accounts [Abstract]
Contents of Significant Accounts
6.	CONTENTS OF SIGNIFICANT ACCOUNTS

(1)	Cash and Cash Equivalents

	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Cash on hand and petty cash	$6,023	$6,200
Checking and savings accounts	42,422,443	50,322,942
Time deposits	125,467,386	80,276,114
Repurchase agreements collateralized by government bonds and corporate notes	5,922,925	1,948,359

Total	$173,818,777	$132,553,615

(2)	Financial Assets at Fair Value through Profit or Loss

	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial assets mandatorily measured at fair value through profit or loss
Common stocks	$10,275,563	$9,170,230
Preferred stocks	2,939,939	2,862,119
Funds	5,044,702	4,472,097
Convertible bonds	230,365	480,715
Others	—	153,300

Total	$18,490,569	$17,138,461

Current	$705,918	$443,601
Non-current	17,784,651	16,694,860

Total	$18,490,569	$17,138,461

(3)	Financial Assets at Fair Value through Other Comprehensive Income

	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Equity instruments
Common stocks	$15,007,053	$17,508,897
Preferred stocks	182,547	175,063

Total	$15,189,600	$17,683,960

Current	$3,213,057	$5,753,379
Non-current	11,976,543	11,930,581

Total	$15,189,600	$17,683,960

The fair value of each investment in equity instrument to be measured at fair value through other comprehensive income is as follows:

		As of December 31,
Type of securities	Name of securities	2022	2023
		NT$	NT$
		(In Thousands)	(In Thousands)
Common stock	SILICON INTEGRATED SYSTEMS CORP.	$2,316,197	$—
Common stock	UNIMICRON HOLDING LIMITED	2,847,385	2,514,120
Common stock	ITE TECH. INC.	1,023,266	2,100,977
Common stock	CHIPBOND TECHNOLOGY CORPORATION	3,051,603	3,843,744
Common stock	NOVATEK MICROELECTRONICS CORP. (NOVATEK)	5,188,267	8,501,851
Common stock	SHIN-ETSU HANDOTAI TAIWAN CO., LTD.	580,335	548,205
Preferred stock	MTIC HOLDINGS PTE. LTD.	182,547	175,063

a.	These investments in equity instruments are held for medium to long-term purposes and therefore are accounted for as fair value through other comprehensive income.

b.	Dividend income recognized in profit or loss from equity instruments designated as fair value through other comprehensive income were listed below:

	For the years ended December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Held at end of period	$1,431,931	$1,052,336
Derecognized during the period	—	142,535

Total	$1,431,931	$1,194,871

Please refer to Note 6(7) for derecognition of the equity instrument investment in SILICON INTEGRATED SYSTEMS CORP. (SIS) during the period.

c.	The Company reclassified its equity instrument investment in SIS as investments accounted for under the equity method. Details on derecognition of such investments are as follow:

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Fair value on the date of disposal	$—	$—	$3,035,999

Cumulative gains (losses) reclassified to retained earnings due to derecognition	$—	$—	$(1,628,388)

d.
UMC issued unsecured exchangeable bonds where the bondholders may exchange the bonds at any time on or after October 8, 2021 and prior to June 27, 2026 into NOVATEK common shares which UMC holds and accounts for as equity instruments investments measured at fair value through other comprehensive income. Please refer to Note 6(13) for the Company’s unsecured exchangeable bonds.

(4)	Financial assets measured at amortized cost

	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial assets measured at amortized cost
Time deposits with original maturities over three months	$849,308	$6,353,768
Bonds	20,000	—

Total	$869,308	$6,353,768

Current	$861,817	$6,131,077
Non-current	7,491	222,691

Total	$869,308	$6,353,768

(5) Accounts Receivable, Net
	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Accounts receivable	$36,653,611	$29,316,612
Less: loss allowance	(209,101)	(79,062)

Net	$36,444,510	$29,237,550

Aging analysis of accounts receivable:
	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Neither past due	$30,545,437	$25,707,008

Past due:
≤ 30 days	5,303,765	3,008,126
31 to 60 days	130,408	78,668
61 to 90 days	3,247	5,599
91 to 120 days	7,886	—
≥ 121 days	662,868	517,211

Subtotal	6,108,174	3,609,604

Total	$36,653,611	$29,316,612

Movement of loss allowance for accounts receivable:
	For the years ended December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Beginning balance	$194,491	$209,101
Net recognition (reversal) for the period	14,610	(130,039)

Ending balance	$209,101	$79,062

The collection periods for third party domestic sales
and
third party overseas sales were
month-end
30
-
60 days and net 30
-
60 days, respectively.
An impairment analysis is performed at each reporting date to measure expected credit losses (ECLs) of accounts receivable. For the receivables past due within 60 days, including not past due, the Company estimates an expected credit loss rate to calculate ECLs. For the years ended December 31, 2021, 2022 and 2023, the expected credit loss rates were not greater than 0.2%. The rate is determined based on the Company’s historical credit loss experience and customer’s current financial condition, adjusted for forward-looking factors such as customer’s economic environment. For the receivables past due over 60 days, the Company applies the aforementioned rate and assesses individually whether to recognize additional expected credit losses by considering customer’s operating condition and debt-paying ability.

(6)	Inventories, Net

	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Raw materials	$6,335,428	$10,995,569
Supplies and spare parts	7,161,216	6,443,172
Work in process	14,897,926	15,560,517
Finished goods	2,675,390	2,713,300

Total	$31,069,960	$35,712,558

a.
For the years ended December 31, 2021, 2022 and 2023, the Company recognized NT$135,856 million, NT$145,979 million and NT$136,902 million, respectively, in operating costs, of which NT$426 million in 2021 was related to reversal of write-down of inventories, and NT$98 million and NT$1,148 million in 2022 and 2023, respectively, were related to write-down of inventories.

b.	None of the aforementioned inventories were pledged.

(7)	Investments Accounted for Under the Equity Method

a.	Details of investments accounted for under the equity method are as follows:

	As of December 31,
	2022		2023
Investee companies	Amount	Percentage of ownership or voting rights	Amount	Percentage of ownership or voting rights
	NT$		NT$
	(In Thousands)		(In Thousands)
Listed companies
SILICON INTEGRATED SYSTEMS CORP. (SIS) (Note A)	$—	—	$2,373,060	19.02
FARADAY TECHNOLOGY CORP. (FARADAY) (Note B)	1,862,245	13.78	1,990,073	13.78
UNIMICRON TECHNOLOGY CORP. (UNIMICRON) (Note C)	13,285,169	13.27	13,644,560	13.05
Unlisted companies
MTIC HOLDINGS PTE. LTD. (Note D)	—	45.44	—	45.44
UNITECH CAPITAL INC.	426,070	42.00	625,667	42.00
TRIKNIGHT CAPITAL CORPORATION (TRIKNIGHT) (Note E)	2,117,678	40.00	2,109,906	40.00
HSUN CHIEH CAPITAL CORP.	210,690	40.00	235,098	40.00
PURIUMFIL INC.	14,622	40.00	11,474	40.00
HSUN CHIEH INVESTMENT CO., LTD. (HSUN CHIEH) (Note F)	2,980,984	36.49	4,126,878	36.49
YANN YUAN INVESTMENT CO., LTD. (YANN YUAN)	5,455,743	26.78	7,516,327	26.78
UNITED LED CORPORATION HONG KONG LIMITED	97,156	25.14	93,793	25.14
VSENSE CO., LTD. (Note D)	—	23.98	—	23.98
TRANSLINK CAPITAL PARTNERS I, L.P. (Note G)	54,556	10.38	58,964	10.38

Total	$26,504,913		$32,785,800

Note A:
In August 2023, the board chairman of SIS changed and became the same person as the board chairman of UMC. After considering the comprehensive conditions, including ownership interest held and representation on Board of Directors of SIS, etc., the Company determines that it has significant influence over SIS and accounts for its investment in SIS as an associate. SIS was previously measured at fair value through other comprehensive income and reclassified as investments accounted for under the equity method. UMC’s share of the net fair value of SIS’s identifiable assets and liabilities was in excess of the fair value of the previously held investment in SIS at the acquisition date, and the difference was recognized as bargain purchase gain. Cumulative fair value change that was previously recognized in other comprehensive loss up to reclassification date was reclassified to retained earnings in the current period.

Note B:
Beginning from June 2015, the Company accounts for its investment in FARADAY as an associate given the fact that UMC obtained the ability to exercise significant influence over FARADAY through representation on its Board of Directors.

Note C:
Beginning from June 2020, the Company accounts for its investment in UNIMICRON as an associate given the fact that UMC obtained the ability to exercise significant influence over UNIMICRON through representation on its Board of Directors. On January 6, 2023, UNIMICRON issued new shares to merge with SUBTRON TECHNOLOGY CO., LTD. (SUBTRON) through share conversion. The share conversion ratio was 1 common share of SUBTRON to exchange 0.219 common shares of UNIMICRON. The 23 million shares of SUBTRON held by the Company were exchanged to 5 million common shares newly issued by UNIMICRON.

Note D:
When the Company’s share of losses of an associate equals or exceeds its interest in that associate, the Company discontinues recognizing its share of further losses. Additional losses and liabilities are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of that associate.

Note E:
TRIKNIGHT executed a capital reduction and refunded NT$400 million and NT$560 million based on UMC’s stockholding percentage in June and December 2023, respectively. UMC’s stockholding percentage remains unchanged.

Note F:	HSUN CHIEH executed a capital reduction and refunded NT$343 million based on UMC’s stockholding percentage in April 2023. UMC’s stockholding percentage remains unchanged.

Note G:	The Company follows international accounting practices in equity accounting for limited partnerships and uses the equity method to account for these investees.
The carrying amount of investments accounted for using the equity method for which there are published price quotations amounted to NT$15,147 million and NT$18,008 million, as of December 31, 2022 and 2023, respectively. The fair value of these investments were NT$28,416 million and NT$53,726 million as of December 31, 2022 and 2023, respectively.
Although the Company is the largest shareholder of some associates, after comprehensive assessment, the Company does not own the major voting rights as the remaining voting rights holders are able to align and prevent the Company from ruling the relevant operation. Therefore, the Company does not control but ha
s significant influence over the aforementioned associates.
None of the aforementioned associates were pledged.

b.	Financial information of associates:
There is no individually significant associate for the Company. When an associate is a foreign operation, and the functional currency of the foreign entity is different from the Company, an exchange difference arising from translation of the foreign entity will be recognized in other comprehensive income (loss). Such exchange differences recognized in other comprehensive income (loss) in the financial statements for the years ended December 31, 2021, 2022 and 2023 were NT$(30) million, NT$103 million and NT$(3) million, respectively, which were not included in the following table.
The aggregate amount of the Company’s share of all its individually immaterial associates that are accounted for using the equity method were as follows:

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Profit from continuing operations	$5,193,495	$1,626,103	$4,307,614
Other comprehensive income (loss)	2,965,202	(1,706,960)	1,540,436

Total comprehensive income (loss)	$8,158,697	$(80,857)	$5,848,050

(8)	Property, Plant and Equipment

a.	2022
Assets Used by the Company:
Cost:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2022	$1,491,343	$36,827,480	$897,806,699	$55,959	$7,305,174	$61,282	$22,856,033	$966,403,970
Additions	—	325,943	—	—	—	—	72,270,938	72,596,881
Disposals	—	(69,897)	(6,391,003)	—	(27,782)	(2,414)	(69,640)	(6,560,736)
Transfers and reclassifications	—	219,666	46,548,734	8,154	730,317	421	(39,772,778)	7,734,514
Exchange effect	(21,127)	294,577	15,855,258	810	54,284	3,786	79,390	16,266,978

As of December 31, 2022	$1,470,216	$37,597,769	$953,819,688	$64,923	$8,061,993	$63,075	$55,363,943	$1,056,441,607

Accumulated Depreciation and Impairment:
	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2022	$—	$21,184,969	$810,904,881	$47,108	$6,222,383	$55,125	$—	$838,414,466
Depreciation	—	1,443,545	38,565,229	3,946	456,017	2,816	—	40,471,553
Disposals	—	(69,489)	(6,331,532)	—	(27,421)	(2,404)	—	(6,430,846)
Transfers and reclassifications	—	161	(4,913)	—	(176)	—	—	(4,928)
Exchange effect	—	172,320	14,604,120	543	46,714	3,846	—	14,827,543

As of December 31, 2022	$—	$22,731,506	$857,737,785	$51,597	$6,697,517	$59,383	$—	$887,277,788

Net carrying amount:
As of December 31, 2022	$1,470,216	$14,866,263	$96,081,903	$13,326	$1,364,476	$3,692	$55,363,943	$169,163,819

Assets Subject to Operating Leases:
Cost:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2022	$549,010	$2,422,389	$—	$1,312,703	$4,284,102
Disposals	—	—	—	(660)	(660)
Transfers and reclassifications	—	(1,226)	6,345	15,562	20,681
Exchange effect	(3,223)	22,084	—	6,686	25,547

As of December 31, 2022	$545,787	$2,443,247	$6,345	$1,334,291	$4,329,670

Accumulated Depreciation and Impairment:
	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2022	$—	$1,095,113	$—	$1,236,790	$2,331,903
Depreciation	—	94,644	—	60,229	154,873
Disposals	—	—	—	(660)	(660)
Transfers and reclassifications	—	(161)	6,345	211	6,395
Exchange effect	—	13,216	—	5,696	18,912

As of December 31, 2022	$—	$1,202,812	$6,345	$1,302,266	$2,511,423

Net carrying amount:
As of December 31, 2022	$545,787	$1,240,435	$—	$32,025	$1,818,247

b.	2023
Assets Used by the Company:
Cost:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2023	$1,470,216	$37,597,769	$953,819,688	$64,923	$8,061,993	$63,075	$55,363,943	$1,056,441,607
Additions	—	223,177	—	—	—	—	82,213,765	82,436,942
Disposals	—	(12,160)	(6,475,636)	—	(112,396)	—	(33,581)	(6,633,773)
Transfers a nd reclassifications	—	902,122	77,170,979	7,104	953,582	3,379	(54,194,544)	24,842,622
Exchange effect	(39,878)	(341,045)	(3,016,210)	(315)	(29,711)	(631)	(990,932)	(4,418,722)

As of December 31, 2023	$1,430,338	$38,369,863	$1,021,498,821	$71,712	$8,873,468	$65,823	$82,358,651	$1,152,668,676

Accumulated Depreciation and Impairment:
	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2023	$—	$22,731,506	$857,737,785	$51,597	$6,697,517	$59,383	$—	$887,277,788
Depreciation	—	1,416,727	35,031,869	4,924	490,468	4,149	—	36,948,137
Disposals	—	(12,160)	(6,468,067)	—	(112,330)	—	—	(6,592,557)
Exchange effect	—	(107,933)	(2,212,913)	(264)	(19,642)	(494)	—	(2,341,246)

As of December 31, 2023	$—	$24,028,140	$884,088,674	$56,257	$7,056,013	$63,038	$—	$915,292,122

Net carrying amount:
As of December 31, 2023	$1,430,338	$14,341,723	$137,410,147	$15,455	$1,817,455	$2,785	$82,358,651	$237,376,554

Assets Subject to Operating Leases:
Cost:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2023	$545,787	$2,443,247	$6,345	$1,334,291	$4,329,670
Transfers and reclassifications	—	—	—	54,469	54,469
Exchange effect	(6,084)	(2,330)	—	(3,020)	(11,434)

As of December 31, 2023	$539,703	$2,440,917	$6,345	$1,385,740	$4,372,705

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2023	$—	$1,202,812	$6,345	$1,302,266	$2,511,423
Depreciation	—	94,944	—	23,395	118,339
Exchange effect	—	(688)	—	(3,063)	(3,751)

As of December 31, 2023	$—	$1,297,068	$6,345	$1,322,598	$2,626,011

Net carrying amount:
As of December 31, 2023	$539,703	$1,143,849	$—	$63,142	$1,746,694

c.	Details of interest expense capitalized were as follows:

	For the years ended December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Interest expense capitalized	$1,661	$9,355

Interest rates applied	1.44% - 1.61%	1.48% - 1.65%

d.	Please refer to Note 8 for property, plant and equipment pledged as collateral.

(9)	Leases
The Company leases various properties, such as land (including land use right), buildings, machinery and equipment, transportation equipment and other equipment with lease terms of 1 to 31 years, except for the land use rights with lease term of 50 years. Most lease contracts of land located in R.O.C state that lease payments will be adjusted based on the announced land value. The Company does not have purchase options of leased land at the end of the lease terms.

a.	The Company as a lessee

(a)	Right-of-use Assets

	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Land (including land use right)	$5,714,166	$5,318,986
Buildings	124,420	156,483
Machinery and equipment	1,748,244	1,506,824
Transportation equipment	21,485	16,356
Other equipment	3,676	1,706

Net	$7,611,991	$7,000,355

	For the years ended December 31,
	2022	2023
	NT$	NT$
Depreciation	(In Thousands)	(In Thousands)
Land (including land use right)	$359,007	$377,593
Buildings	119,641	93,610
Machinery and equipment	206,445	203,606
Transportation equipment	12,287	13,267
Other equipment	4,568	3,004

Total	$701,948	$691,080

i.	For the years ended December 31, 2022 and 2023, the Company’s addition to right-of-use assets amounted to NT$1,130 million and NT$206 million, respectively.

ii.	Please refer to Note 8 for right-of-use assets pledged as collateral.

(b)	Lease Liabilities

	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Current	$537,314	$514,324
Non-current	5,199,781	4,878,863

Total	$5,737,095	$5,393,187

Please refer to Note 6(24) for the interest expenses on the lease liabilities.

b.	The Company as a lessor
The Company entered into leases on certain property, plant and equipment which are classified as operating leases as they did not transfer substantially all of the risks and rewards incidental to ownership of the underlying assets. The main contracts are to lease the dormitory to the employees with cancellation clauses. Please refer to Note 6(8) for relevant disclosure of property, plant and equipment for operating leases.

(10)	Intangible Assets
2022
Cost
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2022	$15,012	$4,845,037	$4,491,164	$3,348,071	$12,699,284
Additions	—	2,713,534	—	480,880	3,194,414
Write-off	—	(1,857,289)	(1,344,682)	(869,940)	(4,071,911)
Reclassifications	—	(10,721)	—	—	(10,721)
Exchange effect	—	(20,774)	275,950	(5,027)	250,149

As of December 31, 2022	$15,012	$5,669,787	$3,422,432	$2,953,984	$12,061,215

Accumulated Amortization and Impairment
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2022	$7,398	$2,913,824	$3,324,667	$2,808,462	$9,054,351
Amortization	—	1,656,765	475,870	556,965	2,689,600
Write-off	—	(1,857,289)	(1,344,682)	(869,940)	(4,071,911)
Exchange effect	—	(23,903)	141,658	(3,780)	113,975

As of December 31, 2022	$7,398	$2,689,397	$2,597,513	$2,491,707	$7,786,015

Net carrying amount:
As of December 31, 2022	$7,614	$2,980,390	$824,919	$462,277	$4,275,200

2023
Cost
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2023	$15,012	$5,669,787	$3,422,432	$2,953,984	$12,061,215
Additions	—	1,399,699	346,896	999,510	2,746,105
Write-off	—	(1,498,642)	(1,826,383)	(632,860)	(3,957,885)
Reclassifications	—	(5,855)	—	—	(5,855)
Exchange effect	—	(98,912)	(169,404)	(9,993)	(278,309)

As of December 31, 2023	$15,012	$5,466,077	$1,773,541	$3,310,641	$10,565,271

Accumulated Amortization and Impairment
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2023	$7,398	$2,689,397	$2,597,513	$2,491,707	$7,786,015
Amortization	—	1,741,898	277,768	535,944	2,555,610
Write-off	—	(1,498,642)	(1,826,383)	(632,860)	(3,957,885)
Exchange effect	—	(41,822)	(139,933)	(9,269)	(191,024)

As of December 31, 2023	$7,398	$2,890,831	$908,965	$2,385,522	$6,192,716

Net carrying amount:
As of December 31, 2023	$7,614	$2,575,246	$864,576	$925,119	$4,372,555

The amortization amounts of intangible assets were as follows:

	For the years ended December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Operating costs	$1,329,850	$1,144,960

Operating expenses	$1,359,750	$1,410,650

(11)	Short-Term Loans

	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured bank loans	$—	$13,530,000

	As of December 31,
	2022	2023
Interest rates applied	—	1.69% - 2.65%

(12)	Financial Liabilities at Fair Value through Profit or Loss, Current

	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Embedded derivatives in exchangeable bonds	$438,397	$1,019,362

(13)	Bonds Payable

	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured domestic bonds payable	$23,100,000	$33,100,000
Unsecured exchangeable bonds payable	5,757,373	5,757,373
Less: Discounts on bonds payable	(672,686)	(498,021)

Total	28,184,687	38,359,352
Less: Current or exchangeable portion due within one year	(5,101,591)	(13,779,701)

Net	$23,083,096	$24,579,651

a.	UMC issued domestic unsecured corporate bonds. The terms and conditions of the bonds are as follows:

Term	Issuance date	Issued amount	Coupon rate	Repayment
Ten-year	In mid-June 2014	NT$3,000 million	1.95%	Interest will be paid annually and the principal will be repayable in June 2024 upon maturity.
Five-year	In late March 2017	NT$6,200 million	1.15%	Interest was paid annually and the principal was fully repaid in March 2022.
Seven-year	In late March 2017	NT$2,100 million	1.43%	Interest will be paid annually and the principal will be repayable in March 2024 upon maturity.
Five-year	In early October 2017	NT$2,000 million	0.94%	Interest was paid annually and the principal was fully repaid in October 2022.
Seven-year	In early October 2017	NT$3,400 million	1.13%	Interest will be paid annually and the principal will be repayable in October 2024 upon maturity.
Five-year	In late April 2021	NT$5,500 million	0.57%	Interest will be paid annually and the principal will be repayable in April 2026 upon maturity.
Seven-year	In late April 2021	NT$2,000 million	0.63%	Interest will be paid annually and the principal will be repayable in April 2028 upon maturity.
Ten-year (Green bond)	In late April 2021	NT$2,100 million	0.68%	Interest will be paid annually and the principal will be repayable in April 2031 upon maturity.
Five-year	In mid-December 2021	NT$5,000 million	0.63%	Interest will be paid annually and the principal will be repayable in December 2026 upon maturity.
Five-year (Green bond)	In mid-September 2023	NT$10,000 million	1.62%	Interest will be paid annually and the principal will be repayable in September 2028 upon maturity.

b.
On July 7, 2021, UMC issued
SGX-ST
listed currency linked zero coupon exchangeable bonds. In accordance with IFRS 9, the value of the exchange right, call option and put option (together referred to as Option) of the exchangeable bonds was separated from the host and accounted for as “financial liabilities at fair value through profit or loss, current”. The effective rate of the host bond was 3.49%. The terms and conditions of the bonds are as follows:

i.	Issue Amount: US$400 million

ii.	Period: July 7, 2021 - July 7, 2026 (Maturity Date)

iii.	Redemption:

(i)
UMC may, at its option, redeem in whole or in part at the principal amount of the bonds with an interest calculated at the rate of
-0.625%
per annum (the Early Redemption Amount) at any time after the third anniversary from the issue date and prior to the Maturity Date, if the closing price of the common shares of NOVATEK on the TWSE, converted into U.S. dollars at the prevailing exchange rate, for 20 out of 30 consecutive trading days prior to the publication of the redemption notice is at least 130% of the quotient of the Early Redemption Amount multiplied by the then exchange price (converted into U.S. dollars at the Fixed Exchange Rate), divided by the principal amount of the bonds. The Early Redemption Amount will be converted into NTD based on the Fixed Exchange Rate (NTD 27.902=USD 1.00), and this fixed NTD amount will then be converted using the prevailing exchange at the time of redemption for payment in USD.

(ii)
UMC may redeem the outstanding bonds in whole, but not in part, at the Early Redemption Amount, in the event that over 90% of the bonds have been previously redeemed, repurchased and cancelled or exchanged.

(iii)
In the event of any change in ROC taxation resulting in increase of tax obligation or the necessity to pay additional interest expense or increase of additional costs to UMC, UMC may redeem the outstanding bonds in whole, but not in part, at the Early Redemption Amount. Bondholders may elect not to have their bonds redeemed but with no entitlement to any additional amounts or reimbursement of additional taxes.

(iv)	All or any portion of the bonds will be redeemable at put price at the option of bondholders on July 7, 2024 at 98.14% of the principal amount.

(v)
In the event that the common shares of NOVATEK cease to be listed or are suspended from trading for a period equal to or exceeding 30 consecutive trading days on the TWSE, each bondholder shall have the right to require UMC to redeem the bonds, in whole but not in part, at the Early Redemption Amount.

(vi)
Upon the occurrence of a change of control (as defined in the indenture) of UMC, each bondholder shall have the right to require UMC to redeem the bonds, in whole but not in part, at the Early Redemption Amount.

iv.	Terms of Exchange:

(i)	Underlying Securities: Common Shares of NOVATEK

(ii)
Exchange Period: The bonds are exchangeable at any time on or after October 8, 2021 and prior to June 27, 2026, into NOVATEK common shares. If for any reason UMC does not have sufficient NOVATEK common shares to deliver upon the exchange of any bond, then, UMC will pay to the exchanging bondholder an amount in U.S. dollars equal to the product of the volume-weighted average closing price per NOVATEK common share on the TWSE for five consecutive trading days starting from and including the applicable exercise date (as defined in the indenture) (or such fewer number of trading days as are available within ten days starting from and including the applicable exercise date) each converted into USD at the prevailing rate on the day preceding the applicable trading day and the number of NOVATEK common shares that UMC is unable to deliver. Provided, however, that if the exercise date falls within 5 business days from the beginning of, and during, any closed period, the right of the converting holder of the bonds to vote with respect to the shares it receives will be subject to certain restrictions.

(iii)
Exchange Price and Adjustment: The exchange price was originally NT$731.25 per NOVATEK common share. The exchange price will be subject to adjustments upon the occurrence of certain events set out in the indenture. The exchange price was NT$533.8 per NOVATEK common share on December 31, 2023.

v.	Redemption on the Maturity Date:
The
bonds will be redeemed with 96.92% principal amount on the maturity date unless:

(i)	UMC shall have redeemed the bonds at the option of UMC, or the bonds shall have been redeemed at option of the bondholder,

(ii)	The bondholders shall have exercised the exchange right before maturity, or

(iii)	The bonds shall have been redeemed or repurchased by UMC and cancelled.
For the years ended December 31, 2022 and 2023, UMC has repurchased and cancelled the outstanding principal amount of exchangeable bonds totaling US$187.1 million and nil with derecognition of the related derivative financial liabilities, respectively. The difference between the repurchased amount and the carrying amount recognized in non-operating
other gains and losses was immaterial.

(14)	Long-Term Loans

a.	Details of long-term loans as of December 31, 2022 and 2023 were as follows:

	As of December 31,
Lenders	2022	2023	Redemption
	NT$	NT$
	(In Thousands)	(In Thousands)
Secured Long-Term Loan from Mega International Commercial Bank (1)	$9,732	$4,866	Repayable quarterly from October 24, 2019 to October 24, 2024 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Mega International Commercial Bank (2)	18,000	13,765	Repayable quarterly from February 23, 2022 to February 22, 2027 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Mega International Commercial Bank (3)	60,500	46,265	Repayable quarterly from December 22, 2022 to February 23, 2027 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Taiwan Cooperative Bank (1)	35,676	23,784	Repayable quarterly from October 19, 2015 to October 19, 2025 with monthly interest payments. Interest-only payment for the first year.

	As of December 31,
Lenders	2022	2023	Redemption
	NT$	NT$
	(In Thousands)	(In Thousands)
Secured Long-Term Loan from Taiwan Cooperative Bank (2)	4,375	—	Repayable monthly from May 31, 2019 to May 31, 2023 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (3)	32,000	20,000	Repayable monthly from August 13, 2020 to August 13, 2025 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (4)	16,552	10,345	Repayable monthly from October 29, 2020 to August 29, 2025 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (5)	84,166	58,916	Repayable monthly from April 15, 2021 to April 15, 2026 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Taiwan Cooperative Bank (6)	—	34,400	Repayable quarterly from December 28, 2023 to December 28, 2028 with monthly interest payments. Interest-only payment for the first year.
Secured Syndicated Loans from China Development Bank and 6 others (1)	1,915,577	—	Repayable semi-annually from October 20, 2016 to October 19, 2024 with semi-annually interest payments. Interest-only payment for the first and the second year.
Secured Syndicated Loans from China Development Bank and 6 others (2)	12,415,200	11,766,832	Repayable semi-annually from March 19, 2021 to March 18, 2031 with semi-annually interest payments. Interest-only payment for the first and the second year.
Secured Long-Term Loan from First Commercial Bank	47,000	35,668	Repayable monthly from December 2, 2021 to December 2, 2026 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from KGI Bank	21,000	21,000	Settlement due on December 25, 2026 with monthly interest payments.
Secured Long-Term Loan from Shanghai Commercial Bank (1)	22,200	16,650	Repayable monthly from January 19, 2022 to December 15, 2026 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Shanghai Commercial Bank (2)	—	4,980	Repayable quarterly from March 23, 2023 to March 15, 2028 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Shanghai Commercial Bank (3)	—	45,000	Repayable quarterly from June 6, 2023 to March 15, 2028 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from CTBC Bank	—	131,750	Repayable semi-annually from September 25, 2023 to September 25, 2028 with monthly interest payments. Interest-only payment for the first and the second year.
Unsecured Long-Term Loan from Bank of China	1,797,364	1,515,790	Repayable semi-annually from June 24, 2023 to June 24, 2026 with quarterly interest payments.
Unsecured Long-Term Loan from Bank of Taiwan	2,000,000	1,333,333	Repayable quarterly from March 24, 2023 to December 24, 2025 with monthly interest payments.
Unsecured Revolving Loan from First Commercial Bank (1) (Note A)	300,000	—	Settlement due on February 25, 2026 with monthly interest payments.

	As of December 31,
Lenders	2022	2023	Redemption
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured Revolving Loan from First Commercial Bank (2) (Note A)	300,000	—	Settlement due on March 15, 2026 with monthly interest payments.
Unsecured Revolving Loan from First Commercial Bank (3) (Note A)	200,000	—	Settlement due on June 15, 2026 with monthly interest payments.
Unsecured Revolving Loan from First Commercial Bank (4) (Note B)	—	800,000	Settlement due on July 13, 2028 with monthly interest payments.
Unsecured Revolving Loan from Yuanta Commercial Bank (Note C)	—	3,000,000	Repayable annually from March 2, 2023 to March 2, 2026 with monthly interest payments.
Unsecured Revolving Loan from CTBC Bank (Note D)	—	4,000,000	Settlement due on July 20, 2025 with monthly interest payments.

Subtotal	19,279,342	22,883,344
Less: Current portion	(2,485,053)	(2,227,096)

Total	$16,794,289	$20,656,248

	As of December 31,
	2022	2023
Interest rates applied	1.48% - 5.62%	1.67% - 6.56%

Note A:
First Commercial Bank approved the
1-year
credit loan on April 14, 2022, which offered UMC a revolving line of credit of NT$2 billion starting from the approval date to April 13, 2023. As of December 31, 2022, the unused line of credit was NT$1.2 billion.

Note B:
First Commercial Bank approved the
1-year
credit loan on April 25, 2023, which offered UMC a revolving line of credit of NT$2 billion starting from the approval date to April 24, 2024. As of December 31, 2023, the unused line of credit was NT$1.2 billion.

Note C:
UMC entered into a
5-year
loan agreement with Yuanta Commercial Bank, effective from March 3, 2021. The agreement offered UMC a revolving line of credit of NT$4 billion. This line of credit will be reduced starting from the end of the second year after the contract date and every twelve months thereafter, with a total of four adjustments. The expiration date of the agreement is March 2, 2026. As of December 31, 2022 and 2023, the unused line of credit were NT$4 billion and nil, respectively.

Note D:
UMC entered into a
5-year
loan agreement with CTBC Bank, effective from December 24, 2021. The agreement offered UMC a revolving line of credit of NT$4 billion. The expiration date of the agreement is July 20, 2025. As of December 31, 2022 and 2023, the unused line of credit were NT$4 billion and nil, respectively.

b.	Please refer to Note 8 for property, plant and equipment and right-of-use assets pledged as collateral for long-term loans.

c.
In 2016, HJ resolved to provide endorsement for USCXM’s syndicated loan from banks including China Development Bank. The maximum amount of endorsement for the years ended December 31, 2022 and 2023 were NT$7,547 million and NT$2,934 million, respectively. As of December 31, 2022 and 2023, the actual amount provided were NT$2,407 million and NT$1,686 million, respectively.

d.
In 2017, UMC resolved to provide endorsement for USCXM’s syndicated loan from banks including China Development Bank. The maximum amount of endorsement for the years ended December 31, 2022 and 2023 were NT$17,876 million and NT$10,351 million, respectively. As of December 31, 2022 and 2023, the actual amount provided were NT$7,878 million and NT$9,946 million, respectively.

(15)	Post-Employment Benefits

a.	Defined contribution plan
The employee pension plan under the Labor Pension Act of the R.O.C. is a defined contribution plan. Pursuant to the plan, UMC and its domestic subsidiaries make monthly contributions of 6% based on each individual employee’s salary or wage to employees’ pension accounts. Pension benefits for employees of the Singapore branch and subsidiaries overseas are provided in accordance with the local regulations. Total pension expenses of NT$1,636 million, NT$1,880 million and NT$1,655 million were contributed by the Company for the years ended December 31, 2021, 2022 and 2023, respectively.

b.	Defined benefit plan
The employee pension plan mandated by the Labor Standards Act of the R.O.C. is a defined benefit plan. The pension benefits are disbursed based on the units of service years and average monthly salary prior to retirement according to the Labor Standards Act. Two units per year are awarded for the first 15 years of services while one unit per year is awarded after the completion of the 15th year and the total units will not exceed 45 units. The Company contributes an amount equivalent to 2% of the employees’ total salaries and wages on a monthly basis to the pension fund deposited with the Bank of Taiwan under the name of a pension fund supervisory committee. The pension fund is managed by the government’s designated authorities and therefore is not included in the Company’s consolidated financial statements. For the years ended December 31, 2021, 2022 and 2023, total pension expenses of NT$23 million, NT$34 million and NT$45 million, respectively, were recognized by the Company.

i.	Movements in present value of defined benefit obligation during the year:

	For the years ended December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Defined benefit obligation at beginning of year	$(5,458,333)	$(5,106,623)
Items recognized as profit or loss:
Service cost	(9,911)	(9,893)
Interest cost	(33,842)	(63,322)

Subtotal	(43,753)	(73,215)

Remeasurements recognized in other comprehensive income (loss):
Arising from changes in financial assumptions	227,790	166,401
Experience adjustments	(56,959)	226,634

Subtotal	170,831	393,035

Benefits paid	224,632	121,305

Defined benefit obligation at end of year	$(5,106,623)	$(4,665,498)

ii.	Movements in fair value of plan assets during the year:

	For the years ended December 31,
	2022	2023
	NT$ (In Thousands)	NT$ (In Thousands)
Beginning balance of fair value of plan assets	$1,581,012	$2,237,221
Items recognized as profit or loss:
Interest income on plan assets	9,802	27,742
Contribution by employer	745,066	307,556
Benefits paid	(224,632)	(121,305)
Remeasurements recognized in other comprehensive income (loss):
Return on plan assets, excluding amounts included in interest income	125,973	9,199

Fair value of plan assets at end of year	$2,237,221	$2,460,413

The actual returns on plan assets of the Company for the years ended December 31, 2022 and 2023 were NT$136 million and NT$37 million, respectively.

iii.	The defined benefit plan recognized on the consolidated balance sheets were as follows:

	As of December 31,
	2022	2023
	NT$ (In Thousands)	NT$ (In Thousands)
Present value of the defined benefit obligation	$(5,106,623)	$(4,665,498)
Fair value of plan assets	2,237,221	2,460,413

Funded status	(2,869,402)	(2,205,085)

Net defined benefit liabilities, noncurrent recognized on the consolidated balance sheets	$(2,869,402)	$(2,205,085)

iv.	The major categories of plan assets as a percentage of the fair value of the total plan assets are as follows:

	As of December 31,
	2022	2023
Cash	20%	21%
Equity instruments	47%	46%
Debt instruments	22%	23%
Others	11%	10%
Employee pension fund is deposited under a trust administered by the Bank of Taiwan. The overall expected rate of return on assets is determined based on historical trend and actuaries’ expectations on the assets’ returns in the market over the obligation period. Furthermore, the utilization of the fund is determined by the labor pension fund supervisory committee, which also guarantees the minimum earnings to be no less than the earnings attainable from interest rates offered by local banks for two-year
time deposits.

v.	The principal underlying actuarial assumptions are as follows:

	As of December 31,
	2022	2023
Discount rate	1.24%	1.20%
Rate of future salary increase	4.25%	3.50%

vi.	Expected future benefit payments are as follows:

Year	As of December 31, 2023
NT$ (In Thousands)
2024	$596,934
2025	529,837
2026	486,833
2027	465,919
2028	434,293
2029 and thereafter	2,511,716

Total	$5,025,532

The Company expects to make pension fund contribution of NT$700 million in 2024. The weighted-average durations of the defined benefit obligation were 7 years and 6 years as of December 31, 2022 and 2023, respectively.

vii.	Sensitivity analysis:

As of December 31, 2022
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Decrease (increase) in defined benefit obligation	$172,801	$(182,478)	$(151,050)	$145,000

As of December 31, 2023
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Decrease (increase) in defined benefit obligation	$137,615	$(144,683)	$(117,784)	$113,478

The sensitivity analyses above
have
been determined based on a method that extrapolates the impact on the net defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period.

(16)	Deferred Government Grants

	As of December 31,
	2022	2023
	NT$ (In Thousands)	NT$ (In Thousands)
Beginning balance	$8,543,798	$4,677,444
Arising during the period	174,352	591,086
Recorded in profit or loss:
Other operating income	(4,164,189)	(2,663,843)
Exchange effect	123,483	(57,665)

Ending balance	$4,677,444	$2,547,022

Current (classified under other current liabilities)	$2,681,842	$717,457
Non-current (classified under other noncurrent liabilities)	1,995,602	1,829,565

Total	$4,677,444	$2,547,022

The significant government grants related to equipment acquisitions received by the Company are amortized as income over the useful lives of related equipment and recorded in the net other operating income and expenses.
(17)	Refund Liabilities (classified under other current liabilities)

	As of December 31,
	2022	2023
	NT$ (In Thousands)	NT$ (In Thousands)
Refund liabilities	$1,139,227	$3,033,576

(18)	Provisions

	As of December 31,
	2022	2023
	NT$ (In Thousands)	NT$ (In Thousands)
Onerous Contracts (classified under other current liabilities)	$469,779	$57,800
Decommissioning Liabilities (classified under other noncurrent liabilities)	366,863	602,433
Total	$836,642	$660,233

	Onerous Contracts	Decommissioning Liabilities
	NT$ (In Thousands)	NT$ (In Thousands)
Balance as of January 1, 2023	$469,779	$366,863
Arising during the period	40,154	191,360
Unused provision reversed	(450,968)	—
Discount rate adjustment and unwinding of discount from the passage of time	—	47,880
Exchange effect	(1,165)	(3,670)

Balance as of December 31, 2023	$57,800	$602,433

When the Company expects that the unavoidable costs of fulfilling the contractual obligations exceed the expected economic benefits from the contracts, the present obligation under the onerous contract are recognized and measured as provisions.
Under certain applicable agreement, the Company is obligated to dismantling and removing the items of property, plant and equipment and restoring the site on which they are located. Accordingly, the Company recognized the liability pursuant to the present value of the estimated decommissioning and restoration cost.

(19)	Equity

a.	Capital stock:

i.
UMC had 26,000 million common shares authorized to be issued as of December 31, 2022 and 2023
,
of which 12,505 million shares and 12,530 million shares were issued as of December 31, 2022 and 2023, respectively, each at a par value of NT$10.

ii.
UMC had 135 million and 121 million ADSs, which were traded on the NYSE as of December 31, 2022 and 2023, respectively. The total number of common shares of UMC represented by all issued ADSs were 674 million shares and 607 million shares as of December 31, 2022 and 2023, respectively. One ADS represents five common shares.

iii.
On December 5, 2022 and December 5, 2023, UMC issued restricted stocks for its employees in a total of 23 million shares and 27 million shares with a par value of NT$10 each, respectively. The aforementioned issuance of new shares was approved by the competent authority and the registration was completed. Please refer to Note 6(20) for the information of restricted stocks.

iv.
For the years ended December 31, 2022 and 2023, UMC has recalled and cancelled 2 million shares and 2 million shares, respectively of unvested restricted stocks issued for employees according to the issuance plan. The aforementioned reduction of capital was approved by the competent authority and the registration was completed.

b.	Details of UMC’s stock (thousand shares) held by the Company’s associates are as follows:

	As of December 31,
	2022	2023
HSUN CHIEH	441,371	441,371
YANN YUAN	192,963	192,963
SUBTRON, the subsidiary of UNIMICRON (Note A)	—	47
SIS (Note B)	—	266,580

Total	634,334	900,961

Note A:	Beginning from January 2023, SUBTRON becomes an associate of the Company.

Note B:	Beginning from August 2023, SIS becomes an associate of the Company.

c.	Retained earnings and dividend policies:
According to UMC’s Articles of Incorporation, current year’s earnings, if any, shall be distributed in the following order :

i.	Payment of taxes.

ii.	Making up loss for preceding years.

iii.	Setting aside 10% for legal reserve, except for when accumulated legal reserve has reached UMC’s paid-in capital.

iv.	Appropriating or reversing special reserve by government officials or other regulations.

v.
The remaining, if applicable, may be distributed preferentially as preferred shares dividends for the current year, and if there is still a remaining balance, in addition to the previous year’s unappropriated earnings, UMC shall distribute it according to the distribution plan proposed by the Board of Directors according to the dividend policy and submitted to the shareholders’ meeting for approval.

Because UMC conducts business in a capital intensive industry and continues to operate in its growth phase, the dividend policy of UMC shall be determined pursuant to factors such as the investment environment, its funding requirements, domestic and overseas competitive landscape and its capital expenditure forecast, as well as shareholders’ interest, balancing dividends and UMC’s long-term financial planning. The Board of Directors shall propose the distribution plan and submit it to the shareholders’ meeting every year. The distribution of shareholders’ dividend shall be allocated as cash dividend in the range of 20% to 100%, and stock dividend in the range of 0% to 80%.
According to the regulations of Taiwan Financial Supervisory Commission (FSC), UMC is required to appropriate a special reserve in the amount equal to the sum of debit elements under equity, such as unrealized loss on financial instruments and debit balance of exchange differences on translation of foreign operations, at every year-end.
Such special reserve is prohibited from distribution. However, if any of the debit elements is reversed, the special reserve in the amount equal to the reversal may be released for earnings distribution or offsetting accumulated deficits.
The appropriation of earnings for 2022 was approved by the shareholders’ meeting held on May 31, 2023, while the appropriation of earnings for 2023 was proposed by the Board of Directors’ meeting on February 27, 2024. The details of appropriation were as follows:

	Appropriation of earnings (in thousand NT dollars)		Cash dividend per share (NT dollars)
	2022	2023	2022	2023
Legal reserve	$8,905,139	$6,255,736
Special reserve	(2,180,156)	(2,734,057)
Cash dividends	45,017,096	37,587,102	$3.60	$3.00

The aforementioned 2022 appropriation approved by shareholders’ meeting was consistent with the resolutions of the Board of Directors’ meeting held on February 22, 2023.
The cash dividend per share for 2022 was adjusted to NT$3.60046348 per share. The adjustment was due to the decrease of outstanding common shares from cancellation of the restricted stock in April 2023.
The appropriation of 2023 unappropriated retained earnings has not yet been approved by the shareholders’ meeting as of the reporting date. Information relevant to the Board of Directors’ meeting resolutions and shareholders’ meeting approval can be obtained from the “Market Observation Post System” on the website of the TWSE.
Please refer to Note 6(22) for information on the employees and directors’ compensation.

d.	Non-controlling interests:

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Balance as of January 1	$113,356	$223,181	$343,679
Impact of retroactive applications	—	(66,089)	—

Adjusted balance as of January 1	113,356	157,092	343,679
Attributable to non-controlling interests:
Net income (loss)	(668,245)	819,960	450,184
Other comprehensive income (loss)	(19)	8	(14)
Share-based payment transactions	—	1,490	5,817
Changes in subsidiaries’ ownership	(11,126)	(1,339)	456
Non-controlling interests	23,430	5,456	4,187
Derecognition of the non-controlling interests	765,785	(638,988)	(463,450)

Ending balance	$223,181	$343,679	$340,859

(20)	Share-Based Payment

a.	Restricted stock plan for employees
On June 10, 2020, the shareholders approved a compensation plan in their meeting to issue restricted stocks to qualified employees of UMC without consideration. The maximum shares to be issued are 233 million common shares. UMC is authorized to issue restricted stocks in one tranche or in installments, under the custody of trust institution, within one year from the date of receiving the effective declaration from the competent authority.
The issuance plan was authorized for effective registration by the Securities and Futures Bureau of the FSC and accordingly, 200 million shares and 1 million shares of restricted stock for employees were issued without consideration on September 1, 2020 and June 9, 2021, respectively. The life of the plan is four years. Beginning from the end of two years since the date of grant, those employees who fulfill both service period and performance conditions set by UMC are gradually eligible to the vested restricted stocks at certain percentage and time frame. For those employees who fail to fulfill the vesting conditions, UMC will recall and cancel their stocks without consideration. During the vesting period, the restricted stock holders are entitled the same rights as those of common stock holders including the right to receive dividends, but are restricted to sell, pledge, set guarantee, transfer, grant, or dispose the restricted stocks in any other ways. Related information can be obtained from the “Market Observation Post System” on the website of the TWSE.
On May 27, 2022, the shareholders approved a compensation plan in their meeting to issue restricted stocks to qualified employees of the Company without consideration. The maximum shares to be issued are 50 million common shares. UMC is authorized to issue restricted stocks in one tranche or in installments, under the custody of trust institution, within two years from the date of receiving the effective declaration from the competent authority.

The issuance plan was authorized for effective registration by the Securities and Futures Bureau of the FSC and accordingly, 23 million shares and 27 million shares of restricted stock for employees were issued without consideration on December 5, 2022 and December 5, 2023, respectively. The life of the plan is four years. Beginning from the end of two years since the date of grant, those employees who fulfill both service period and performance conditions set by UMC are gradually eligible to the vested restricted stocks at certain percentage and time frame. For those employees who fail to fulfill the vesting conditions, UMC will recall and cancel their stocks without consideration. During the vesting period, the restricted stock holders are entitled the same rights as those of common stock holders including the right to receive dividends, but are restricted to sell, pledge, set guarantee, transfer, grant, or dispose the restricted stocks in any other ways. Related information can be obtained from the “Market Observation Post System” on the website of the TWSE.
The aforementioned compensation costs for the equity-settled share-based payment issued in 2020 and 2022 were measured at fair value based on the closing quoted market price of the shares on the grant date, NT$21.8, NT$53.0, NT$44.4 and NT$48.9 per share, respectively. The unvested restricted stocks issued on the grant date for employees are recognized in unearned employee compensation as a transitional contra equity account and such account shall be amortized as compensation expense over the vesting period. For the years ended December 31, 2021, 2022 and 2023, the compensation costs of NT$1,520 million, NT$1,352 million and NT$1,025 million, respectively, were recognized in expenses by the Company.

b.	Stock appreciation right plan for employees
In September 2020 and June 2021, the Company executed a compensation plan to grant 26 million units and 1 million units of cash-settled stock appreciation right to qualified employees of the Company without consideration, respectively. One unit of stock appreciation right to employees represents a right to the intrinsic value of one common share of UMC. The life of the plan is four years. Beginning from the end of two years since the date of grant, those employees who fulfill both service period and performance conditions set by the Company are gradually eligible to the vested stock appreciation right at certain percentage and time frame. For those employees who fail to fulfill the vesting conditions, the Company will withdraw their rights without consideration. During the vesting period, the holders of the stock appreciation right are not entitled the same rights as those of common stock holders of UMC.

The compensation cost for the cash-settled share-based payment was measured at fair value initially by using Black-Scholes Option Pricing Model and will be remeasured at the end of each reporting period until settlement. As of December 31, 2023, the assumptions used are as follows:

	Granted in September 2020	Granted in June 2021
Share price of measurement date (NT$/ per share)	$52.60	$52.60
Expected volatility	23.95%	23.21% - 28.72%
Expected life	0.67 years	0.44 - 1.44 years
Expected dividend yield	6.02%	6.02%
Risk-free interest rate	1.06%	1.06% - 1.08%
For the years ended December 31, 2021, 2022 and 2023, the compensation costs of NT$271 million, NT$210 million and NT$105 million, respectively, were recognized in expenses by the Company. The liabilities for stock appreciation right recognized which were classified under other payables and other noncurrent liabilities amounted to NT$340 million and NT$207 million as of December 31, 2022 and 2023, respectively. The intrinsic value for the liabilities of vested rights was nil.

(21)	Operating Revenues

a.	Disaggregation of revenue

i.	By product

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Wafer	$204,594,399	$265,600,173	$211,750,622
Others	8,416,619	13,105,091	10,782,378

Total	$213,011,018	$278,705,264	$222,533,000

ii.	By geography

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Taiwan	$92,427,670	$105,213,451	$68,360,231
China (includes Hong Kong)	26,949,205	39,641,613	27,545,452
Japan	13,445,127	17,053,279	11,612,866
Korea	17,548,763	25,689,385	30,872,198
USA	46,914,605	67,352,671	59,103,051
Europe	15,708,303	23,711,284	24,932,099
Others	17,345	43,581	107,103

Total	$213,011,018	$278,705,264	$222,533,000

Beginning from 2023, the geographic breakdown of the Company’s operating revenues is based on the location where the Company’s customers are headquartered, and the comparative information in respect of the preceding period is also presented on a consistent basis.

iii.	By the timing of revenue recognition

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
At a point in time	$211,074,982	$276,175,120	$220,283,306
Over time	1,936,036	2,530,144	2,249,694

Total	$213,011,018	$278,705,264	$222,533,000

b.	Contract balances

i.	Contract assets, current

	As of January 1,	As of December 31,
	2022	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Sales of goods and services	$677,326	$766,691	$1,132,477
Less: Loss allowance	(357,705)	(393,373)	(392,949)

Net	$319,621	$373,318	$739,528

The loss allowance was assessed by the Company primarily at an amount equal to lifetime expected credit losses. The loss allowance was mainly resulted from the suspension of the joint technology development agreement as disclosed in Note 9(7).

ii.	Contract liabilities

	As of January 1,	As of December 31,
	2022	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Sales of goods and services	$4,083,140	$3,985,003	$3,681,352

Current	$3,441,754	$3,546,815	$3,250,712
Non-current	641,386	438,188	430,640

Total	$4,083,140	$3,985,003	$3,681,352

The movement of contract liabilities is mainly caused by the timing difference of the satisfaction of a performance of obligation and the consideration received from customers.
The Company recognized NT$3,112 million and NT$2,871 million, respectively, in revenues from the contract liabilities balance at the beginning of the period as performance obligations were satisfied for the years ended December 31, 2022 and 2023.

c.
The Company’s transaction price allocated to unsatisfied performance obligations amounted to NT$223 million and NT$195 million as of December 31, 2022 and 2023, respectively. The Company will recognize revenue as the Company satisfies its performance obligations over time that aligns with progress toward completion of a contract in the future. The estimate of the transaction price does not include any estimated amounts of variable consideration that are constrained.

d.	Asset recognized from costs to fulfill a contract with customer
As of December 31, 2022 and 2023, the Company recognized costs to fulfill engineering service contracts eligible for capitalization as other current assets which amounted to NT$721 million and NT$877 million, respectively. Subsequently, the Company will expense from costs to fulfill a contract to operating costs when the related obligations are satisfied.

(22)	Operating Costs and Expenses
The Company’s employee benefit, depreciation and amortization expenses are summarized as follows:

	For the years ended December 31,
	2021			2022			2023
	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total
	NT$			NT$			NT$
	(In Thousands)			(In Thousands)			(In Thousands)
Employee benefit expenses
Salaries	$23,388,888	$11,806,207	$35,195,095	$30,074,528	$13,928,646	$44,003,174	$26,693,905	$12,002,205	$38,696,110
Labor and health insurance	1,183,315	458,179	1,641,494	1,368,803	471,788	1,840,591	1,502,553	557,543	2,060,096
Pension	1,259,044	399,879	1,658,923	1,489,076	424,752	1,913,828	1,240,577	460,079	1,700,656
Other employee benefit expenses	335,829	144,668	480,497	373,739	165,114	538,853	421,871	196,739	618,610
Depreciation	42,002,745	1,908,719	43,911,464	39,305,321	1,756,609	41,061,930	36,006,021	1,545,067	37,551,088
Amortization	834,384	2,060,558	2,894,942	1,470,912	1,370,422	2,841,334	1,277,920	1,448,561	2,726,481
According to UMC’s Articles of Incorporation, the employees and directors’ compensation shall be distributed in the following order:
UMC shall allocate no less than 5% of profit as employees’ compensation and no more than 0.2% of profit as directors’ compensation for each profitable fiscal year after offsetting any cumulative losses. The aforementioned employees’ compensation will be distributed in shares or cash. The employees of UMC’s subsidiaries who fulfill specific requirements stipulated by the Board of Directors may be granted such compensation. Directors may only receive compensation in cash. UMC may, by a resolution adopted by a majority vote at a meeting of the Board of Directors attended by two-thirds
of the total number of directors, distribute the aforementioned employees and directors’ compensation and report to the shareholders’ meeting for such distribution.
The Company recognized the employees and directors’ compensation in the profit or loss with corresponding other payables during the periods when earned for the years ended December 31, 2021, 2022 and 2023. The Board of Directors estimates the amount by taking into consideration the Articles of Incorporation, government regulations and industry averages. If the Board of Directors resolves to distribute employee compensation through stock, the number of stock distributed is calculated based on total employee compensation divided by the closing price of the day before the Board of Directors’ meeting. If the Board of Directors subsequently modifies the estimates significantly, the Company will recognize the change as an adjustment in the profit or loss in the subsequent period.

The distributions of employees and directors’ compensation for 2021 and 2022 were reported to the shareholders’ meeting on May 27, 2022 and May 31, 2023, respectively, while the distributions of employees and directors’ compensation for 2023 were approved through the Board of Directors’ meeting on February 27, 2024. The details of distribution were as follows:

	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Employees’ compensation – Cash	$4,770,909	$9,160,485	$5,439,059
Directors’ compensation	25,264	45,000	45,000
The aforementioned employees and directors’ compensation for 2021 and 2022 reported during the shareholders’ meeting were consistent with the resolutions of the Board of Directors’ meeting held on February 24, 2022 and February 22, 2023, respectively.
Information relevant to the aforementioned employees and directors’ compensation can be obtained from the “Market Observation Post System” on the website of the TWSE.

(23)	Net Other Operating Income and Expenses

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Government grants	$5,269,412	$5,058,658	$3,862,001
Rental income from property, plant and equipment	187,166	192,833	202,082
Gain on disposal of property, plant and equipment	143,735	482,983	268,293
Others	(373,482)	(394,827)	(330,050)

Total	$5,226,831	$5,339,647	$4,002,326

(24)	Non-Operating Income and Expenses

a.	Other gains and losses

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Gain (Loss) on valuation of financial assets and liabilities at fair value through profit or loss	$2,892,470	$(1,247,962)	$(40,553)
Gain (Loss) on disposal of investments accounted for under the equity method	(16,388)	50,553	163,395
Others	(2,009,952)	62,869	100,254

Total	$866,130	$(1,134,540)	$223,096

Others included the
one-time
payment to MICRON TECHNOLOGY, INC. (MICRON) due to the worldwide settle agreement between UMC and MICRON (Please refer to Note 9(7)) and the losses of financial instrument transaction recognized in 2021.

b.	Finance costs

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Interest expenses
Bonds payable	$437,055	$486,079	$444,424
Bank loans	1,285,708	1,100,840	833,548
Lease liabilities	145,187	166,928	179,367
Others	139	31,464	16,390
Financial expenses	94,841	81,018	96,645

Total	$1,962,930	$1,866,329	$1,570,374

(25)	Components of Other Comprehensive Income (Loss)

	For the year ended December 31, 2021
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$(197,477)	$—	$(197,477)	$39,495	$(157,982)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	5,811,342	—	5,811,342	(360,061)	5,451,281
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	2,959,130	—	2,959,130	(96,510)	2,862,620
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(4,743,299)	2,283	(4,741,016)	23,175	(4,717,841)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(24,018)	(394)	(24,412)	6,763	(17,649)

Total other comprehensive income (loss)	$3,805,678	$1,889	$3,807,567	$(387,138)	$3,420,429

	For the year ended December 31, 2022
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$296,804	$—	$296,804	$(59,361)	$237,443
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(4,646,064)	—	(4,646,064)	(71,121)	(4,717,185)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	(1,694,965)	—	(1,694,965)	123,483	(1,571,482)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	9,292,308	—	9,292,308	883,238	10,175,546
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	91,442	—	91,442	(23,672)	67,770

Total other comprehensive income (loss)	$3,339,525	$—	$3,339,525	$852,567	$4,192,092

	For the year ended December 31, 2023
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$402,234	$—	$402,234	$(80,447)	$321,787
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	5,530,359	—	5,530,359	(243,057)	5,287,302
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	1,610,116	—	1,610,116	(90,891)	1,519,225
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(2,386,278)	—	(2,386,278)	386,660	(1,999,618)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(73,005)	(1,413)	(74,418)	3,768	(70,650)

Total other comprehensive income (loss)	$5,083,426	$(1,413)	$5,082,013	$(23,967)	$5,058,046

(26)	Income Tax

a.	The major components of income tax expense (benefit) for the years ended December 31, 2021, 2022 and 2023 were as follows:

i.	Income tax expense (benefit) recorded in profit or loss

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Current income tax expense (benefit):
Current income tax charge	$7,088,975	$17,582,039	$6,426,598
Adjustments in respect of current income tax of prior periods	(150,260)	(585,941)	(217,891)
Deferred income tax expense (benefit):
Deferred income tax related to origination and reversal of temporary differences	407,280	2,276,015	2,239,309
Deferred income tax related to recognition and derecognition of tax losses and unused tax credits	723,270	60,178	—
Adjustment of prior year’s deferred income tax	(130,841)	8,611	(120,230)
Deferred income tax arising from write-down or reversal of write-down of deferred tax assets	(20,172)	(14,007)	(16,516)

Income tax expense recorded in profit or loss	$7,918,252	$19,326,895	$8,311,270

ii.	Deferred income tax related to components of other comprehensive income (loss)

(i)	Items that will not be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Remeasurements of defined benefit pension plans	$39,495	$(59,361)	$(80,447)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(360,061)	(71,121)	(243,057)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	(96,510)	123,483	(90,891)

Income tax related to items that will not be reclassified subsequently to profit or loss	$(417,076)	$(6,999)	$(414,395)

(ii) Items that may be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Exchange differences on translation of foreign operations	$23,175	$883,238	$386,660
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	6,763	(23,672)	3,768

Income tax related to items that may be reclassified subsequently to profit or loss	$29,938	$859,566	$390,428

iii. Income tax charged directly to equity

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Current income tax expense (benefit):
Disposal of parent company’s stock by subsidiary recognized as treasury stock transactions	$(203)	$—	$—
Deferred income tax expense (benefit):
Adjustments of changes in net assets of associates and joint ventures accounted for using equity method	22	(2,720)	(1,117)

Income tax charged directly to equity	$(181)	$(2,720)	$(1,117)

b.	A reconciliation between income tax expense (benefit) and income before tax at UMC’s applicable tax rate were as follows:

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Income before tax	$58,496,432	$109,625,660	$68,450,404

At UMC’s statutory income tax rate	11,699,286	21,925,132	13,690,081
Adjustments in respect of current income tax of prior periods	(150,260)	(585,941)	(217,891)
Net changes in loss carry-forward and investment tax credits	(845,267)	(465,152)	(2,179,234)
Adjustment of deferred tax assets/liabilities for write-downs/reversals and different jurisdictional tax rates	183,123	(281,319)	211,639
Tax effect of non-taxable income and non-deductible expenses:
Tax exempt income	(3,258,695)	(4,384,566)	(1,428,035)
Investment loss (gain)	(1,388,877)	1,827,822	(755,800)
Dividend income	(171,725)	(423,027)	(323,182)
Others	6,463	(340,745)	(145,520)
Basic tax	—	—	43,506
Estimated income tax on unappropriated earnings	1,558,031	1,247,910	(1,160,324)
Effect of different tax rates applicable to UMC and its subsidiaries	116,174	605,929	234,510
Taxes withheld in other jurisdictions	43,443	35,979	38,346
Others	126,556	164,873	303,174

Income tax expense recorded in profit or loss	$7,918,252	$19,326,895	$8,311,270

c.	Significant components of deferred income tax assets and liabilities were as follows:

	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Deferred income tax assets
Depreciation	$2,056,568	$2,396,554
Pension	569,193	436,129
Refund liabilities	138,617	306,408
Allowance for inventory valuation losses	507,621	682,909
Investment loss	474,405	314,427
Unrealized profit on intercompany sales	906,793	689,124
Others	573,039	304,860

Total deferred income tax assets	5,226,236	5,130,411

Deferred income tax liabilities
Depreciation	(70,133)	(2,085,916)
Investment gain	(2,648,989)	(2,888,534)
Amortizable assets	(298,451)	(283,405)
Others	(544,863)	(374,109)

Total deferred income tax liabilities	(3,562,436)	(5,631,964)

Net deferred income tax assets (liabilities)	$1,663,800	$(501,553)

d.	Movement of deferred tax

	For the years ended December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Balance as of January 1	$3,154,352	$1,663,800
Amounts recognized in profit or loss during the period	(2,330,797)	(2,102,563)
Amounts recognized in other comprehensive income (loss)	852,567	(23,967)
Amounts recognized in equity	(2,720)	(1,117)
Exchange adjustments	(9,602)	(37,706)

Balance as of December 31	$1,663,800	$(501,553)

e.
The Company is subject to taxation in Taiwan and other foreign jurisdictions. As of December 31, 2023, income tax returns of UMC and its subsidiaries in Taiwan have been examined by the tax authorities through 2021, while in other foreign jurisdictions, relevant tax authorities have completed the examination through 2012.

f.
UMC’s branch in Singapore obtained two tax incentives granted by the Singapore government for a period of five years from August 2020. The qualifying incomes are either tax-exempt
or taxed at concessionary tax rate. The incentive period will end in July 2025.

g.	The information of the unused tax loss carry-forward for which no deferred income tax assets have been recognized were as follows:

	As of December 31,
	2022	2023
	NT$	NT$
	(In Thousands)	(In Thousands)
Expiry period
1-5 years	$35,263,925	$15,395,514
6-10 years	1,995,256	22,128,180

Total	$37,259,181	$37,523,694

h.	As of December 31, 2022 and 2023, deductible temporary differences for which no deferred income tax assets have been recognized amounted to NT$3,001 million and NT$3,410 million, respectively.

i.
As of December 31, 2022 and 2023, the taxable temporary differences of unrecognized deferred tax liabilities associated with investments in subsidiaries amounted to NT$21,658 million and NT$20,389 million, respectively.

j.
USJC, UMC KOREA and UME BV, the subsidiaries of UMC, are operating in jurisdictions where the Pillar Two legislation has been enacted or substantively enacted.

However, the Pillar Two legislation is not yet implemented in the aforementioned jurisdictions as of December 31, 2023; therefore, the Company is not exposed to the income tax arising from the legislation for the year ended December 31, 2023. The average effective tax rate calculated in accordance with IAS 12 in the jurisdictions where USJC, UMC KOREA and UME BV operate is 27.70%, 3.55% and 20.12%, respectively, which is applicable to the accounting profits of NT$3,408 million, NT$2 million and NT$10 million, respectively, for the year ended December 31, 2023.

(27)	Earnings Per Share

a.	Earnings per share-basic

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$51,246,425	$89,478,805	$59,688,950

Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	12,005,126	12,095,312	12,137,954

Earnings per share-basic (NTD)	$4.27	$7.40	$4.92

b.	Earnings per share-diluted

	For the years ended December 31,
	2021	2022	2023
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$51,246,425	$89,478,805	$59,688,950

Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	12,005,126	12,095,312	12,137,954
Effect of dilution
Restricted stocks for employees	159,478	156,098	114,974
Employees’ compensation	80,243	238,242	129,196

Weighted-average number of ordinary shares after dilution (thousand shares)	12,244,847	12,489,652	12,382,124

Earnings per share-diluted (NTD)	$4.19	$7.16	$4.82

(28)	Reconciliation of Liabilities Arising from Financing Activities
For the year ended December 31, 2021

			Non-cash changes
Items	As of January 1, 2021	Cash Flows	Foreign exchange	Others (Note A)		As of December 31, 2021
	NT$	NT$	NT$	NT$		NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)		(In Thousands)
Short-term loans	$11,057,132	$(8,974,216)	$(158,792)	$—		$1,924,124
Long-term loans (current portion included)	33,066,106	4,088,537	(529,736)	—		36,624,907
Bonds payable (current portion included)	18,690,384	23,703,692	—	(1,857,418 (Note B	) )	40,536,658
Guarantee deposits (current portion included)	235,992	14,219,408	(85,631)	—		14,369,769 (Note C	)
Lease liabilities	5,576,864	(699,680)	(144,419)	335,989		5,068,754
Other financial liabilities (Note D)	20,746,624	—	(163,387)	382,972		20,966,209
For the year ended December 31, 2022

			Non-cash changes
Items	As of January 1, 2022	Cash Flows	Foreign exchange	Others (Note A)		As of December 31, 2022
	NT$	NT$	NT$	NT$		NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)		(In Thousands)
Short-term loans	$1,924,124	$(1,965,684)	$41,560	$—		$—
Long-term loans (current portion included)	36,624,907	(18,816,259)	1,470,694	—		19,279,342
Bonds payable (current portion included)	40,536,658	(13,305,050)	—	953,079 (Note B	)	28,184,687
Guarantee deposits (current portion included)	14,369,769	14,984,941	1,402,291	—		30,757,001 (Note C	)
Lease liabilities	5,068,754	(712,854)	153,406	1,227,789 (Note E	)	5,737,095
Other financial liabilities (Note D)	20,966,209	—	306,902	176,376		21,449,487

For the year ended December 31, 2023

			Non-cash changes
Items	As of January 1, 2023	Cash Flows	Foreign exchange	Others (Note A)		As of December 31, 2023
	NT$	NT$	NT$	NT$		NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)		(In Thousands)
Short-term loans	$—	$13,530,000	$—	$—		$13,530,000
Long-term loans (current portion included)	19,279,342	3,857,704	(253,702)	—		22,883,344
Bonds payable (current portion included)	28,184,687	9,989,245	—	185,420 (Note B	)	38,359,352
Guarantee deposits (current portion included)	30,757,001	10,423,345	419,040	—		41,599,386 (Note C	)
Lease liabilities	5,737,095	(666,439)	(24,106)	346,637		5,393,187
Other financial liabilities (Note D)	21,449,487	(21,209,443)	(330,783)	90,739		—
Note A: Other
non-cash
changes mainly consisted of discount amortization measured by the effective interest method.
Note B: Please refer to Note 6(13) for the Company’s exchangeable bonds.
Note C: Guarantee deposits mainly consisted of deposits of capacity reservation.
Note D: Please refer to Note 9(6) for more details on other financial liabilities.
Note E: Mainly due to the increase in land lease.